Disclosures on Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Detail) ₨ in Thousands, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Financial assets
Cash and cash equivalents	$ 2,440.7	₨ 184,678,000	$ 2,849.4	₨ 215,598,000	₨ 147,167,500	₨ 139,867,600
Short-term deposits	1,959.9	148,294,800		105,742,100
Finance receivables	4,107.5	310,790,700		336,246,900
Trade receivables	1,476.6	111,726,900	$ 189,961.7	189,961,700
Other investments - non-current	135.9	10,280,500		14,975,100
Other investments - current	1,435.5	108,615,300		89,383,300
Other financial assets:
- current	786.5	59,514,200		49,970,700
- non-current	731.1	55,323,500		32,166,000
Financial assets not measured at fair value	13,073.7	989,223,900		1,034,043,800
Financial liabilities
Accounts payable	9,326.1	705,671,900		759,681,700
Acceptances	366.3	27,713,300		31,771,200
Short-term debt (excluding current portion of long-term debt)	2,162.6	163,624,800		201,502,600
Long-term debt (including current portion of long-term debt) (refer note below)	13,538.2	1,024,372,300		858,408,100
Other financial liabilities:
- current	1,491.4	112,853,200		103,669,200
- non-current	1,192.2	90,214,200		29,488,800
Financial liabilities not measured at fair value	28,076.8	2,124,449,700		1,984,521,600
Measured at fair value [Member]
Financial assets
Cash and cash equivalents	2,440.7	184,678,000		215,598,000
Short-term deposits	1,959.9	148,294,800		105,742,100
Finance receivables	4,044.3	306,014,400		334,290,500
Trade receivables	1,476.6	111,726,900		189,961,700
Other investments - non-current	135.9	10,280,500		14,975,100
Other investments - current	1,435.5	108,615,300		89,383,300
Other financial assets:
- current	786.5	59,514,200		49,970,700
- non-current	731.1	55,323,500		32,166,000
Financial assets not measured at fair value	13,010.5	984,447,600		1,032,087,400
Financial liabilities
Accounts payable	9,326.1	705,671,900		759,681,700
Acceptances	366.3	27,713,300		31,771,200
Short-term debt (excluding current portion of long-term debt)	2,162.6	163,624,800		201,502,600
Long-term debt (including current portion of long-term debt) (refer note below)	12,284.9	929,535,900		827,757,500
Other financial liabilities:
- current	1,491.4	112,853,200		103,669,200
- non-current	1,220.1	92,321,600		29,488,800
Financial liabilities not measured at fair value	$ 26,851.4	2,031,720,700		1,953,871,000
Cash and other financial assets at amortized cost [member]
Financial assets
Cash and cash equivalents		184,678,000		215,598,000
Short-term deposits		148,294,800		105,742,100
Finance receivables		273,592,800		336,246,900
Trade receivables		111,726,900		189,961,700
Other investments - non-current				38,800
Other investments - current		93,546,000		77,455,100
Other financial assets:
- current		35,601,200		37,615,300
- non-current		32,411,900		23,054,600
Financial assets not measured at fair value		879,851,600		985,712,500
Financial assets at fair value [member]
Financial assets
Finance receivables		37,197,900
Other investments - non-current		10,280,500		14,936,300
Other investments - current		15,069,300		11,928,200
Other financial assets:
Financial assets not measured at fair value		62,547,700		26,864,500
Derivatives other than in hedging relationship [Member]
Other financial assets:
- current		15,667,600		2,840,200
- non-current		3,890,800		5,219,400
Financial assets not measured at fair value		19,558,400		8,059,600
Other financial liabilities:
- current		19,262,800		8,853,900
- non-current		5,879,600		1,959,000
Financial liabilities not measured at fair value		25,142,400		10,812,900
Derivatives in hedging relationship [Member]
Other financial assets:
- current		8,245,400		9,515,200
- non-current		19,020,800		3,892,000
Financial assets not measured at fair value		27,266,200		13,407,200
Other financial liabilities:
- current		23,543,100		38,571,400
- non-current		26,679,200		24,665,400
Financial liabilities not measured at fair value		50,222,300		63,236,800
Financial liabilities other [Member]
Financial liabilities
Accounts payable		705,671,900		759,681,700
Acceptances		27,713,300		31,771,200
Short-term debt (excluding current portion of long-term debt)		163,624,800		201,502,600
Long-term debt (including current portion of long-term debt) (refer note below)		1,024,372,300		858,408,100
Other financial liabilities:
- current		70,047,300		56,243,900
- non-current		57,655,400		2,864,400
Financial liabilities not measured at fair value		₨ 2,049,085,000		₨ 1,910,471,900